Convertible Promissory Notes and Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Convertible Promissory Notes and Notes Payable
Schedule of convertible promissory notes and notes payable
	Maturity	March 31,	June 30,
	Date	2025	2024
Convertible Notes:
Promissory Note, 21- month term, as amended, 18.11% interest payable with common stock and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	$700,000	$1,550,000
2025 Convertible Notes, 24 month term, 3% interest and is convertible into the Company’s common stock at a per share price of $3.00 per common share. No payment of interest or principal is due until the end of the two year term if the loan is not converted. The loan also included a detachable warrant to purchase 116,668 shares of the Company’s common stock at a per share price of $3.00	March 7, 2027	350,000	-
Less current portion of notes payable		(525,000)	-
Unamortized discount on convertible note		(213,830)
Notes payable, net of current portion and unamortized discount		$311,170	$1,550,000

Notes payable, Cygnet subsidiary:
SBA note payable, 30-year term note, 6% interest rate and collateralized with all assets of the Company	October 6, 2021	3,694,720	3,761,376
Inventory consignment note, 60 monthly payments, with first payment due June 30, 2022, 3.5% interest rate and no security interest in the assets of the business	June 30, 2027	1,000,290	1,002,221
GF Note, 6 annual payments, with first payment due December 31, 2022, 3.5% interest rate and no security interest in the assets of the business	November 7, 2026	685,899	683,968
Total		$5,380,909	$5,447,565

Notes payable, Cygnet subsidiary, current		5,380,909	5,447,565

Notes payable, Cygnet subsidiary, net of current		$-	$-

Notes Payable on Building for sale:
Mortgage Loan, 10-year term note, 4.8% interest, collateralized by land and warehouse building	September 26, 2032	$-	$2,634,538

Note Payable:
Promissory Note, 21-month term note, 10% cash interest and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	560,000	560,000

Notes payable, current		(420,000)	-
Discount on notes payable, current			-
Notes payable, current net of discount		$140,000	$560,000

Notes payable, long-term		140,000	560,000
Discount on notes payable, long-term			(2,571)
Notes payable, long-term, net		$140,000	$557,429

Related Notes Payable:
Marshall Loan, 2-year term note, 12% cash interest, 3.5% PIK interest and subordinate to the Convertible Notes. November of 2023 extended to June 1, 2026 and interest was adjusted to 12% cash interest, paid monthly	June 1, 2026	$500,000	$500,000

Discount on related party note payable, current		-	-
Notes payable, current, net of discount		$(375,000)	$-

Discount on related party note payable, long term		-	-
Notes payable, long term, net		$125,000	$500,000

Total convertible notes payable, acquisition notes payable, notes payable and related party note payable		$7,277,079	$10,689,532

	Maturity	June 30,	June 30,
	Date	2024	2023
Convertible Notes:
Promissory Note, 21- month term, as amended, 18.11% interest payable with common stock and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	$1,550,000	$2,150,000
Less current portion of notes payable		-	1,254,167
Notes payable, net of current portion		$1,550,000	$895,833

Acquisition Notes:
Convertible Notes, 36-month term notes, 0% cash interest, collateralized with all the assets of the Company	October 31, 2025	-	3,500,000
Subordinated Promissory Notes, 24-month term notes, 4% cash interest, collateralized with all the assets of the Company	October 31, 2024	-	5,750,000
Subordinated Promissory Notes, 12-month term notes, 4% cash interest, collateralized with all the assets of the Company	October 31, 2024	-	5,750,000
Total		$-	$15,000,000

Acquisition notes payable		-	5,750,000
Discount on acquisition notes payable, current		-	(93,380)
Acquisition notes payable, current		-	5,656,620

		-	9,250,000
Discount on acquisition notes payable, long-term		-	(1,644,915)
Acquisition notes payable, net of current and discount		$-	$7,605,085

Notes payable, Cygnet subsidiary:
SBA note payable, 30-year term note, 6% interest rate and collateralized with all assets of the Company	October 6, 2021	3,761,376	3,910,767
Inventory consignment note, 60 monthly payments, with first payment due June 30, 2022, 3.5% interest rate and no security interest in the assets of the business	June 30, 2027	1,002,221	1,099,592
GF Note, 6 annual payments, with first payment due December 31, 2022, 3.5% interest rate and no security interest in the assets of the business	November 7, 2026	683,968	683,968
Total		$5,447,565	$5,694,327

Notes payable, Cygnet subsidiary, current		5,447,565	795,778

Notes payable, Cygnet subsidiary, net of current		$-	$4,898,549

Notes Payable on Building for sale:
Mortgage Loan, 10-year term note, 4.8% interest, collateralized by land and warehouse building	September 26, 2032	$2,634,538	$2,841,566

Note Payable:
Promissory Note, 21-month term note, 10% cash interest and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	560,000	560,000

Notes payable, current		-	362,667
Discount on notes payable, current		-	(24,193)
Notes payable, current net of discount		$2,634,538	$338,474

Notes payable, long-term		560,000	197,333
Discount on notes payable, long-term		(2,571)	(23,521)
Notes payable, long-term, net		$557,429	$173,812

Related Notes Payable:
Marshall Loan, 2-year term note, 12% cash interest, 3.5% PIK interest and subordinate to the Convertible Notes. November of 2023 extended to June 1, 2026 and interest was adjusted to 12% cash interest, paid monthly	June 1, 2026	$500,000	$1,500,000

Discount on related party note payable, current		-	(70,644)
Notes payable, current, net of discount		$-	$1,429,356

Discount on related party note payable, long term		-	-
Notes payable, long term, net		$500,000	$-

Total convertible notes payable, acquisition notes payable, notes payable and related party note payable		$10,689,532	$25,889,239

Schedule of future payments on notes payable
	Note Payable	Related Party Note Payable	Convertible Notes	Cygnet Subsidiary Notes Payable	Total
2025	$420,000	$375,000	$525,000	$5,380,909	$6,700,910
2026	140,000	125,000	175,000	-	440,000
2027	-	-	350,000	-	350,000
	560,000	500,000	1,050,000	5,380,909	7,490,910
Note original discount	-	-	(213,830)	-	(213,830)
	$560,000	$500,000	$836,170	$5,380,909	$7,277,079

For the year ended June 30:
	Note Payable	Related Party Note Payable	Convertible Notes	Cygnet Subsidiary Notes Payable	Total
2025	$2,634,538	$-	$-	$5,447,565	$8,082,103
2026	560,000	500,000	1,550,000	-	2,610,000
	3,194,538	500,000	1,550,000	5,447,565	10,692,103
Note original discount	(2,571)	-	-	-	(2,571)
	$3,191,967	$500,000	$1,550,000	$5,447,565	$10,689,532